VARIABLE INTEREST ENTITIES ("VIEs")	6 Months Ended
Jun. 30, 2024
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
Lessor VIEs

As part of the original transactions that were entered into by Golar (Note 1), the vessels we acquired under the Vessel SPA had been sold and then subsequently leased back on a bareboat charter for a term of seven to ten years, with options available to the Predecessor to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

As of June 30, 2024 and June 30, 2023 we leased two vessels (Kool Ice and Kool Kelvin) from lessor VIEs as part of sale and leaseback agreements with ICBC Finance Leasing Co. Ltd. (“ICBCL”) entities.

The equity attributable to ICBCL in Lessor SPVs is included in non-controlling interests in our unaudited condensed consolidated statement of operations and statement of changes in equity within the unaudited condensed consolidated financial statements as of June 30, 2024. As of June 30, 2024 and June 30, 2023, the carrying values of the vessels Kool Ice and Kool Kelvin are reported under “Vessels and equipment, net” in our unaudited condensed consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations.

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option(1)	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Kool Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020	71.0	January 2025
Kool Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020	71.0	January 2025

(1) For each of the sale and leaseback arrangements, the first repurchase options were not exercised.

The assets and liabilities of the lessor VIEs that most significantly impact our unaudited condensed consolidated balance sheets are as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
Assets:
Restricted cash and short term deposits	1,676	3,350

Liabilities:
Current portion of long term debt and short term debt (Note 15)(1)	(60,719)	(79,453)
Accrued expenses(2)	(26,644)	(24,827)
Total liabilities	(87,363)	(104,280)

(1) Where applicable, these balances are net of deferred finance charges (Note 15).
(2) Includes accrued interest of lessor VIEs which, although consolidated into our results, we have no control over the arrangements negotiated by these lessor VIEs including repayment profiles.